GLOBAL TACTICAL ASSET ALLOCATION FUND

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

GLOBAL TACTICAL ASSET ALLOCATION FUND

SUPPLEMENT DATED MARCH 7, 2013 TO

PROSPECTUS DATED JULY 31, 2012

On February 15, 2013, the Board of Trustees of Northern Funds (the “Board”) approved a change to the Global Tactical Asset Allocation Fund’s (the “Fund”) primary benchmark index from the Russell 1000 Index to the MSCI All Country World Index. In addition, on February 15, 2013, the Board approved an additional benchmark created by the Fund’s investment adviser, Northern Trust Investments, Inc., to show how the Fund’s performance compares with the return of a blended index, comprised of 60% MSCI All Country World Index and 40% Barclays U.S. Aggregate Bond Index, that more closely reflects the returns of asset classes in which the Fund invests.

The following replaces the Global Tactical Asset Allocation Fund’s “FUND SUMMARY — FUND PERFORMANCE” section beginning on page 5 of the Prospectus:

FUND PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Fund. The Fund commenced operations on July 1, 1993 as a separate portfolio (the “Predecessor Fund”) of Northern Institutional Funds. On August 1, 2011, the Predecessor Fund was reorganized into the Fund (the “Reorganization”). Prior to the Reorganization, the Predecessor Fund offered and sold Class A, Class C and Class D shares. In connection with the Reorganization, holders of the Predecessor Fund’s Class A, Class C and Class D shares received shares of the Fund. The Predecessor Fund was managed with the same investment objective, strategies and policies as are followed by the Fund. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization was assumed by the Fund.

The performance information set forth in the bar chart and table below for periods prior to the date of the Reorganization is that of the Class A Shares of the Predecessor Fund.

On April 1, 2008, the Predecessor Fund changed its investment strategy from a traditional balanced fund to an asset allocation fund operating as a fund of funds. The performance shown prior to that date represents performance of the Predecessor Fund’s prior balanced fund strategy.

The Fund’s and Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Trust’s Web site at www.northernfunds.com or by calling 800-595-9111.

CALENDAR YEAR TOTAL RETURN*

*For the periods shown in the bar chart above, the highest quarterly return was 10.25% in the second quarter of 2009, and the lowest quarterly return was (9.31)% in the third quarter of 2011.

NORTHERN FUNDS PROSPECTUS

GLOBAL TACTICAL ASSET ALLOCATION FUND

PROSPECTUS SUPPLEMENT

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2012)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
Global Tactical Asset Allocation Fund	7/1/93
Return before taxes		14.02%	3.66%	5.60%	6.31%
Return after taxes on distributions		13.35%	2.92%	4.42%	4.75%
Return after taxes on distributions and sale of Fund shares		9.25%	2.74%	4.35%	4.74%
MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)		16.13%	(1.16)%	8.11%	6.58%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%	6.14%
Asset Allocation Blend Index — 60% MSCI All Country World Index and 40% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		11.49%	2.20%	7.31%	6.75%
Russell 1000® Index* (reflects no deduction for fees, expenses, or taxes)		16.42%	1.92%	7.52%	8.31%
Asset Allocation Blend Index* — 55% Russell 1000 Index, 30% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index and MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)		13.09%	2.94%	7.52%	7.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*	Effective March 15, 2013, the primary benchmark for the Fund changed from the Russell 1000 Index to the MSCI All Country World Index to allow for a better comparison against which to measure the Fund’s performance. In addition, the blended benchmark for the Fund changed from an asset allocation blend index comprised of 55% Russell 1000 Index, 30% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index and MSCI Emerging Markets Index to an asset allocation blend index comprised of 60% MSCI All Country World Index and 40% Barclays U.S. Aggregate Bond Index to more closely reflect the returns of asset classes in which the Fund invests.

The following supplements the information under “BROAD-BASED SECURITIES MARKET INDICES” on page 8 of the Prospectus:

The MSCI All Country World Index (“MSCI ACWI”) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The following replaces the first paragraph under the “DISCLAIMERS” section on page 40 of the Prospectus:

DISCLAIMERS

The Fund is not sponsored, endorsed, sold or promoted by MSCI, nor does MSCI guarantee the accuracy and/or completeness of the MSCI EAFE Index, MSCI Emerging Markets Index, MSCI All Country World Index or any data included therein. MSCI makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or by any entity from the use of the MSCI EAFE Index, MSCI Emerging Markets Index, MSCI All Country World Index or any data included therein. MSCI makes no express or implied warranties and expressly disclaims all such warranties or merchantability or fitness for a particular purpose for use with respect to the MSCI EAFE Index, MSCI Emerging Markets Index, MSCI All Country World Index or any data included therein. The SAI contains a more detailed description of the limited relationship MSCI has with Northern Trust and the Fund.

NORTHERN FUNDS PROSPECTUS

GLOBAL TACTICAL ASSET ALLOCATION FUND

PROSPECTUS SUPPLEMENT

Intentionally Left Blank

NORTHERN FUNDS PROSPECTUS

GLOBAL TACTICAL ASSET ALLOCATION FUND

PROSPECTUS SUPPLEMENT

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	GTAA SPT 3/13

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN FUNDS

GLOBAL TACTICAL ASSET ALLOCATION FUND

SUPPLEMENT DATED MARCH 7, 2013 TO

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 31, 2012

The following is added under “INVESTMENT OBJECTIVES AND STRATEGIES-STOCK AND BOND INDICES” section beginning on page 30 of the SAI:

The MSCI All Country World Index (“MSCI ACWI”) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.